INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Operating loss carryforwards	$ 10,547	$ 16,694
Capital loss carryforwards	165	159
Allowance for doubtful accounts	150	110
Tax credit carryforwards	560	560
Accrued expenses and other	536	774
Research and development expenses	1,183	432
Total deferred tax assets	13,141	18,729
Deferred tax liabilities:
Depreciation of property and equipment	(108)	(115)
Deferred tax assets net of deferred tax liabilities before valuation allowance	13,033	18,614
Valuation allowance	(11,630)	(17,445)
Deferred tax assets, net	$ 1,403	$ 1,169